Provision for reclamation	12 Months Ended
Aug. 31, 2023
Provision For Reclamation
Provision for reclamation

12.	Provision for reclamation

The Company's reclamation and closure obligations relates to the cost of removing and restoring the Buckreef Gold Project in Tanzania. Significant reclamation and closure activities include land rehabilitation, demolition of buildings and mine facilities, ongoing care and maintenance and other costs. This estimate depends on the development of an environmentally acceptable mine closure plan.

A reconciliation for reclamation expenses is as follows:

	For the year ended August 31,
	2023	2022
Balance at beginning of year	$2,815	$2,681
Decrease in estimate for provision for reclamation	(2,234)	-
Accretion of provision for reclamation (Note 24)	252	134
Balance at end of year	$833	$2,815

The provision for reclamation was estimated using the following inputs and assumptions:

a)	Total undiscounted amount of future reclamation costs was estimated to be $4.1 million (2022 – $3.4 million).
b)	Risk-free rate of 13% (2022 – 5%).
c)	Inflation rate of 4% (2022 – 4%).
d)	Weighted average expected timing of cash outflows of 19 years (2022 – 18 years).